INCOME TAX - Unrecognized Income Tax Benefits - Reconciliation (Details) RUB in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 RUB	Dec. 31, 2015 RUB	Dec. 31, 2014 RUB
Reconciliation of the total amounts of unrecognized income tax benefits
Balance at the beginning of the period	$ 0.6	RUB 37	RUB 97	RUB 25
Increases/(decreases) related to prior years tax positions	7.8	469	(13)	69
Increases related to current year tax positions	1.2	74	10	2
Settlements			(57)
Foreign currency translation adjustment				1
Balance at the end of the period	$ 9.6	RUB 580	RUB 37	RUB 97